Accumulated Other Comprehensive Income (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Other comprehensive income, foreign currency transaction and translation adjustment, net of tax	$ (28.6)	$ 7.1	$ 7.2